Financial risk management and fair value estimates (Details 1) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Total	$ 261,232	$ 183,906
Liquidity Risk [Member] | Operations Center in Argentina [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	33,607	10,769
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,429	773
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	32,117	9,987
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	15	4
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	46	5
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Less Than 1 year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	5,121	2,415
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Less Than 1 year [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,277	752
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Less Than 1 year [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	3,837	1,656
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Less Than 1 year [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	7	2
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Less Than 1 year [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		5
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 1 and 2 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	7,920	538
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 1 and 2 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	127	8
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 1 and 2 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	7,787	529
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 1 and 2 years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	6	1
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 1 and 2 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 2 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	7,821	535
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 2 and 3 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	12	6
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 2 and 3 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	7,807	528
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 2 and 3 years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2	1
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 2 and 3 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 3 and 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,246	527
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 3 and 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	10	2
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 3 and 4 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,236	525
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 3 and 4 years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Argentina [Member] | Between 3 and 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Argentina [Member] | More Than 4 Years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	11,499	6,754
Liquidity Risk [Member] | Operations Center in Argentina [Member] | More Than 4 Years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	3	5
Liquidity Risk [Member] | Operations Center in Argentina [Member] | More Than 4 Years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	11,450	6,749
Liquidity Risk [Member] | Operations Center in Argentina [Member] | More Than 4 Years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Argentina [Member] | More Than 4 Years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	46
Liquidity Risk [Member] | Operations Center in Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	238,055	165,986
Liquidity Risk [Member] | Operations Center in Israel [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	14,597	19,126
Liquidity Risk [Member] | Operations Center in Israel [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	216,475	143,544
Liquidity Risk [Member] | Operations Center in Israel [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	16	25
Liquidity Risk [Member] | Operations Center in Israel [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	8	138
Liquidity Risk [Member] | Operations Center in Israel [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	6,959	3,153
Liquidity Risk [Member] | Operations Center in Israel [Member] | Less Than 1 year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	45,758	41,790
Liquidity Risk [Member] | Operations Center in Israel [Member] | Less Than 1 year [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	12,080	16,850
Liquidity Risk [Member] | Operations Center in Israel [Member] | Less Than 1 year [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	29,733	23,733
Liquidity Risk [Member] | Operations Center in Israel [Member] | Less Than 1 year [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	16	10
Liquidity Risk [Member] | Operations Center in Israel [Member] | Less Than 1 year [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	8	62
Liquidity Risk [Member] | Operations Center in Israel [Member] | Less Than 1 year [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	3,921	1,135
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 1 and 2 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	29,653	20,889
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 1 and 2 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,191	1,584
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 1 and 2 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	26,639	18,084
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 1 and 2 years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		5
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 1 and 2 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		76
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 1 and 2 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,823	1,140
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 2 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	24,221	22,407
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 2 and 3 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,326	692
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 2 and 3 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	22,256	20,837
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 2 and 3 years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		5
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 2 and 3 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 2 and 3 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	639	873
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 3 and 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	24,081	13,363
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 3 and 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 3 and 4 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	23,734	13,353
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 3 and 4 years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		5
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 3 and 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | Between 3 and 4 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	347	5
Liquidity Risk [Member] | Operations Center in Israel [Member] | More Than 4 Years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	114,342	67,537
Liquidity Risk [Member] | Operations Center in Israel [Member] | More Than 4 Years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | More Than 4 Years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	114,113	67,537
Liquidity Risk [Member] | Operations Center in Israel [Member] | More Than 4 Years [Member] | Finance Leases Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | More Than 4 Years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Liquidity Risk [Member] | Operations Center in Israel [Member] | More Than 4 Years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	$ 229